The Value Line Fund, Inc.

Supplement dated December 19, 2011 to
Summary Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Summary Prospectus.

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On page 2, the section under the caption “Fees and expenses” is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0. 39%
Total Annual Trust Operating Expenses	1.31%
Less: 12b-1 Fee Waiver*	-0.25%
Net Expenses	1.06%

* Effective May 1, 2011 through April 30, 2012, EULAV Securities LLC (the “Distributor”) has contractually agreed to waive all of the Fund’s 12b-1 fee in an amount equal to 0.25% of the Fund’s average daily net assets. The waiver cannot be terminated without the approval of the Fund’s Board of Directors.  For the period May 1, 2011 through December 16, 2011, EULAV Asset Management (the “Adviser”) waived the portion of the management fee equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets.

 Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Fund	$108	$391	$694	$1,557

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE SUMMARY
PROSPECTUS FOR FUTURE REFERENCE

The Value Line Fund, Inc.

Supplement dated December 19, 2011 to
Prospectus dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Prospectus.  This Supplement supersedes in its entirety the former supplement to the Prospectus dated June 1, 2011.

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The Fund, the Adviser and the Distributor have moved to new offices.  All references in the Summary Prospectus to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

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On page 2, the section under the caption “Fees and expenses” is hereby deleted and replaced with the following:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. There are no shareholder fees (fees paid directly from your investment).

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment )

Management Fees	0.70%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.39%
Total Annual Trust Operating Expenses	1.31%
Less: 12b-1 Fee Waiver*	-0.25%
Net Expenses	1.06%

* Effective May 1, 2011 through April 30, 2012, EULAV Securities LLC (the “Distributor”) has contractually agreed to waive all of the Fund’s 12b-1 fee in an amount equal to 0.25% of the Fund’s average daily net assets. The waiver cannot be terminated without the approval of the Fund’s Board of Directors.  For the period May 1, 2011 through December 16,  2011, EULAV Asset Management (the “Adviser”) waived the portion of the management fee equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets.

 Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated whether or not you redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 year	3 years	5 years	10 years
Value Line Fund	$108	$391	$694	$1,557

Portfolio turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year the Fund’s portfolio turnover rate was 27% of the average value of its portfolio.
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On page 12, the section under the caption “Management fees” is hereby deleted and replaced with the following:

Management fees

For managing the Fund and its investments, the Adviser is paid a fee at an annual rate of 0.70% on the first $100 million of the Fund’s average daily net assets and 0.65% on any additional assets. For the fiscal year ended December 31, 2010, the Adviser received a management fee equal to 0.60% of the Fund’s average daily net assets (after giving effect to its fee waiver). For the period May 1, 2011 through December 16, 2011, the Adviser waived the portion of the management fee equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets.

A discussion regarding the basis for the Fund’s Board of Directors’ approval of the investment advisory agreement is available in the Fund’s most recent annual report to shareholders for the 12 month period ended December 31.

* * * * *

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

The Value Line Fund, Inc.

Supplement dated December 19, 2011 to
the Statement of Additional Information dated May 1, 2011

The information in this Supplement updates information in, supersedes any contrary information in, and should be read in conjunction with, the Statement of Additional Information.  This Supplement supersedes in its entirety the former supplement to the Statement of Additional Information dated June 1, 2011.

____________________________________

The Fund, the Adviser and the Distributor have moved to new offices.  All references in the Statement of Additional Information to the old address at 220 East 42nd Street, New York, NY 10017 are replaced with the new office address, 7 Times Square, 21st Floor, New York, NY 10036-6524.

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On page B-14, the second paragraph under the section entitled “Investment Advisory and Other Services” is hereby deleted and replaced with the following:

The investment advisory agreement between the Fund and the Adviser provides for an advisory fee at an annual rate equal to 0.70% on the first $100 million of the Fund’s average daily net assets and 0.65% of such net assets in excess thereof. During 2008, 2009 and 2010, the Fund paid or accrued advisory fees of $1,351,288, $609,897 and $661,257, respectively. During the period May 1, 2010 through April 30, 2011, the prior Adviser and the Adviser contractually agreed to waive a portion of the Fund’s advisory fee in an amount equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets. The fees waived amounted to $94,706 for the year ended December 31, 2010.  During the period May 1, 2011 through December 16, 2011, the Adviser waived a portion of the Fund’s advisory fee in an amount equal to 0.10% on the first $100 million of the Fund’s average daily net assets and 0.15% on any additional assets.

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INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE